Income from operations - Employees per geographical location (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from operations [Line Items]
Average number of employees	80,531	78,392	74,888
Country of domicile [member] | Continuing operations [member]
Income from operations [Line Items]
Average number of employees	11,585	11,679	11,427
Foreign countries [member] | Continuing operations [member]
Income from operations [Line Items]
Average number of employees	68,946	66,713	63,460